financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable		$ (1)
Other comprehensive income sensitivity to increase in risk variable	$ 4	1
Comprehensive income sensitivity to increase in risk variable	4
Net income sensitivity to decrease in risk variable		1
Other comprehensive income sensitivity to decrease in risk variable	(3)
Comprehensive income sensitivity to decrease in risk variable	$ (3)	$ 1
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable		$ (1)
Other comprehensive income sensitivity to increase in risk variable	$ (17)	(13)
Comprehensive income sensitivity to increase in risk variable	(17)	(14)
Net income sensitivity to decrease in risk variable		1
Other comprehensive income sensitivity to decrease in risk variable	17	17
Comprehensive income sensitivity to decrease in risk variable	$ 17	$ 18
Equity contributed, Common shares
Market risks
Data period for share price volatility	6 months	6 months
Share price volatility for sensitivity analysis (as a per cent)	7.70%	5.50%
Equity contributed, Common shares | Other market risk
Market risks
Percentage of reasonably possible changes in market risk variable	25.00%	25.00%
Net income sensitivity to increase in risk variable	$ (15)	$ (9)
Other comprehensive income sensitivity to increase in risk variable	20	20
Comprehensive income sensitivity to increase in risk variable	5	11
Net income sensitivity to decrease in risk variable	23	8
Other comprehensive income sensitivity to decrease in risk variable	(20)	(20)
Comprehensive income sensitivity to decrease in risk variable	$ (3)	$ (12)